Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Ordinary shares	Preferred shares	Share Premium	Reserve from financial assets measured at FVTOCI	Capital reserve due to actuarial losses	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 2	$ 38	$ 139,311	$ (34)	$ (79)	$ (116,282)	$ 22,956
Balance (in Shares) at Dec. 31, 2017	689,898	14,154,743
Net loss						(52,931)	(52,931)
Other comprehensive loss				(9)	2		(7)
Total comprehensive loss				(9)	2	(52,931)	(52,938)
Issuance of additional Preferred shares following anti-dilution protection		$ 8	(8)
Issuance of additional Preferred shares following anti-dilution protection (in Shares)		3,134,546
Exercise of options			2				2
Exercise of options (in Shares)	9,692
Conversion of Preferred shares	$ 46	$ (46)
Conversion of Preferred shares (in Shares)	17,289,289	(17,289,289)
Issuance of Ordinary shares in initial public offering, net of issuance expenses of $5,947	$ 18		47,223				47,241
Issuance of Ordinary shares in initial public offering, net of issuance expenses of $5,947 (in Shares)	6,648,368
Exercise of warrants	$ 1		3,850				3,851
Exercise of warrants (in Shares)	293,489
Share-based compensation			3,575				3,575
Balance at Dec. 31, 2018	$ 67		193,953	(43)	(77)	(169,213)	24,687
Balance (in Shares) at Dec. 31, 2018	24,930,736
Net loss						(34,351)	(34,351)
Other comprehensive loss				47	(464)		(417)
Total comprehensive loss				47	(464)	(34,351)	(34,768)
Issuance of Ordinary shares in a secondary offering, net of issuance expenses of $694	$ 23		37,117				37,140
Issuance of Ordinary shares in a secondary offering, net of issuance expenses of $694 (in Shares)	8,050,000
Exercise of options	$ 1		131				132
Exercise of options (in Shares)	480,878
Exercise of warrants	$ 1		2,923				2,924
Exercise of warrants (in Shares)	209,312
Share-based compensation			4,868				4,868
Balance at Dec. 31, 2019	$ 92		238,992	4	(541)	(203,564)	$ 34,983
Balance (in Shares) at Dec. 31, 2019	33,670,926						33,670,926
Net loss						(72,704)	$ (72,704)
Other comprehensive loss				(4)	100		96
Total comprehensive loss				$ (4)	100	(72,704)	(72,608)
Issuance of Ordinary shares in a secondary offering, net of issuance expenses of $694	$ 72		132,776				132,848
Issuance of Ordinary shares in a secondary offering, net of issuance expenses of $694 (in Shares)	24,677,084
Exercise of options	$ 2		648				650
Exercise of options (in Shares)	652,143
Share-based compensation			2,864				2,864
Balance at Dec. 31, 2020	$ 166		$ 375,280		$ (441)	$ (276,268)	$ 98,737
Balance (in Shares) at Dec. 31, 2020	59,000,153						59,000,153